Financial Instruments, Risk Management and Capital Management - Summary of Carrying Amounts of Financial Assets and Financial Liabilities (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities measured at amortized cost [Line Items]
Cash and cash equivalents (note 23)	₽ 90,469	₽ 108,037	₽ 103,702	₽ 2,994
Loans to customers (note 22)	5,141	43
Short-term bank deposits (note 23)	0	17,954
Other financial assets (note 21)	6,098	2,344
Trade and other payables (note 26)	95,041	89,791
Financial assets at amortised cost, class [member]
Financial assets and liabilities measured at amortized cost [Line Items]
Cash and cash equivalents (note 23)	90,469	108,037
Accounts receivable (note 20)	6,693	6,015
Loans to customers (note 22)	5,141	43
Short-term bank deposits (note 23)	0	17,954
Other financial assets (note 21)	6,098	2,344
Financial assets measured at fair value through profit or loss [member]
Financial assets and liabilities measured at amortized cost [Line Items]
Accounts receivable (note 20)	458	596
Total financial assets	108,859	134,989
Financial liabilities measured at amortized cost [Member]
Financial assets and liabilities measured at amortized cost [Line Items]
Trade and other payables (note 26)	91,504	88,691
Lease liabilities (note 17)	74,495	42,467
Convertible bonds (note 25)	53,597	49,403
Borrowings (note 25)	40,518	12,713
Customer deposits and other financial liabilities (note 29)	6,138	0
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities measured at fair value through profit or loss (on recurring basis)
Derivative feature in the credit facility (note 25)	3,000	0
Conversion options (note 25)	0	594
Total financial liabilities	₽ 269,252	₽ 193,868